 To: Securities and Exchange Commission, Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N23C-1 during the last calendar month.

MFS Government Markets Income Trust - MGF

Report of the calendar month ending February 28, 2002:
Date	Identification of Security	Shares Repurchased	Repurchase Price	NAV	Broker
2/7/02	Shares of beneficial interest	5,400	6.5899	7.29	Merrill Lynch
2/7/02	Shares of beneficial interest	83,000	6.5899	7.29	Merrill Lynch
2/8/02	Shares of beneficial interest	6,700	6.6354	7.31	Merrill Lynch
2/11/02	Shares of beneficial interest	17,900	6.6935	7.31	Merrill Lynch
2/11/02	Shares of beneficial interest	36,100	6.6935	7.31	Merrill Lynch

Total Shares Repurchased: 149,100

Remarks? (none)

Robert Flaherty, Assistant Treasurer
MFS Investment Management